NYSE Euronext

Michele Lee
MANAGER
CORPORATE ACTIONS

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 2795
mglee@nyx.com

09011742

CERTNYS
001-10508

June 24, 2009

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, LORILLARD TOBACCO COMPANY, 8.125% Senior Notes due 2019 of Lorillard Tobacco Company and Guarantees of 8.125% Senior Notes due 2019 of Lorillard Tobacco Company by Lorillard, Inc. and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on June 23, 2009. Tentative listing date – June 26, 2009.

Sincerely,

Michele Lee